Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 286.5
Depreciation	57.9	$ 58.2
Ending balance	240.1	286.5
Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	61.5
Ending balance	56.9	61.5
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	48.9
Ending balance	42.1	48.9
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	153.9
Ending balance	119.9	153.9
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22.2
Ending balance	21.2	22.2
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	500.6	473.3
Additions	33.3	59.1
Additions arising on acquisitions	2.2	5.8
Disposals	(45.3)	(25.0)
Impact of foreign exchange	(3.9)	(12.6)
Ending balance	486.9	500.6
Cost | Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	126.8	122.3
Additions	13.3	20.3
Additions arising on acquisitions	1.4	0.7
Disposals	(22.6)	(13.7)
Impact of foreign exchange	(0.5)	(2.8)
Ending balance	118.4	126.8
Cost | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	86.8	82.0
Additions	5.0	9.6
Additions arising on acquisitions	0.4	0.7
Disposals	(6.0)	(3.1)
Impact of foreign exchange	(0.9)	(2.4)
Ending balance	85.3	86.8
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	246.6	231.2
Additions	12.6	24.4
Additions arising on acquisitions	0.2	4.4
Disposals	(15.0)	(7.3)
Impact of foreign exchange	(1.8)	(6.1)
Ending balance	242.6	246.6
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	40.4	37.8
Additions	2.4	4.8
Additions arising on acquisitions	0.2	0.0
Disposals	(1.7)	(0.9)
Impact of foreign exchange	(0.7)	(1.3)
Ending balance	40.6	40.4
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(214.1)	(183.9)
Depreciation	57.9	58.2
Disposals	42.3	22.9
Impairment	19.5
Impact of foreign exchange	(2.4)	(5.1)
Ending balance	(246.8)	(214.1)
Accumulated depreciation | Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(65.3)	(62.2)
Depreciation	17.2	16.5
Disposals	20.5	12.2
Impairment	0.0
Impact of foreign exchange	(0.5)	(1.2)
Ending balance	(61.5)	(65.3)
Accumulated depreciation | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(37.9)	(33.2)
Depreciation	8.1	8.1
Disposals	5.5	2.6
Impairment	3.2
Impact of foreign exchange	(0.5)	(0.8)
Ending balance	(43.2)	(37.9)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(92.7)	(71.5)
Depreciation	29.7	30.9
Disposals	14.9	7.3
Impairment	16.3
Impact of foreign exchange	(1.1)	(2.4)
Ending balance	(122.7)	(92.7)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(18.2)	(17.0)
Depreciation	2.9	2.7
Disposals	1.4	0.8
Impairment	0.0
Impact of foreign exchange	(0.3)	(0.7)
Ending balance	$ (19.4)	$ (18.2)